RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2023
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

35.RELATED PARTY DISCLOSURES

SCHMID is jointly controlled by Christian Schmid and Anette Schmid via direct shareholding and a community of heirs. Christian Schmid is also the CEO of the Company.

For further information on the sale and leaseback contract, signed in December 2023 with Schmid Grundstücke GmbH Co. KG, an entity controlled by Mrs. Schmid, for production facility and office buildings in Freudenstadt, refer to note 20. Leases.

Transactions with Key Management

Key management personnel are defined as those persons who are responsible for SCHMID´s worldwide operating business, based on their function within SCHMID or the interests of SCHMID. The following individuals belong or belonged to SCHMID´s key management:

Name	Function	Member of key management since/until
Markus Fröhlich	CRO	since summer 2021
Julia Natterer	CFO	since December 2021
Laurent Nicolet	Executive Asia Region	since May 2006
Helmut Rauch	COO	since August 1994
Ulrich Wein	Vice president Finance	until January 2022

The annual remuneration and related compensation costs recognized as expense during the reporting period only includes short-term employee benefits and amounts to €1,562 thousand in 2023 (2022: €1,262 thousand, 2021: €1,332 thousand). Short-term benefits include salaries, bonus, and other benefits such as medical, death and disability coverage, Company car and other usual facilities as applicable. The outstanding balances also include the liability in connection with the defined benefit obligation.

Transactions with related parties

In addition to the entities included in the combined financial statements (see note 2. Basis of Presentation), SCHMID maintains relationships with other related parties. Related parties comprise the following entities (not individuals):

Company	Relationship
Schmid Grundstücke GmbH & Co. KG	Jointly controlled by shareholders
Schmid Verwaltungs GmbH, Freudenstadt	Controlled by one shareholder
Schmid Silicon Technology Holding GmbH, Freudenstadt	Controlled by one shareholder (until June 2023)
Schmid Silicon Technology GmbH, Freudenstadt	Controlled by one shareholder (until June 2023)
SILIQN GmbH, Freudenstadt	Controlled by one shareholder
Schmid Polysilicon Production GmbH, Spreetal	Controlled by one shareholder
Schmid Energy Systems GmbH, Freudenstadt	Entity of Joint venture
Advanced Energy Storage Systems Investment Company, Saudi Arabia	Joint venture
SCHMID Avaco Korea, Co. Ltd., Korea	Joint venture

The following transactions are proceeded with related parties.

in € thousand	2023	2022	2021
Interest income on loans granted to
Shareholder	1,077	526	159

Interest expense on loans received from
Key management personnel	12	88	88
Other related parties	558	409	400
Shareholder	737	165	53

Purchases of goods or services
Joint ventures	3	2,511	20
Other related parties	236	663	618

Sale of goods or services
Joint ventures	427	505	817
Other related parties	11,801	592	797

Salary and Bonus
Shareholder	1,149	988	910
Key management personnel	1,562	1,262	1,332

in € thousand	12/31/2023	12/31/2022
Outstanding balances - Liabilities
Shareholder	24,102	24,064
Key management personnel	280	2,528
Joint ventures	358	358
Other related parties	25,359	15,345

in € thousand	12/31/2023	12/31/2022
Outstanding balances - Receivables
Shareholder	107	67,926
Joint ventures	2,655	951
Other related parties	221	23,062

The significant increase in Sale of goods or services as well as in Outstanding balances - Liabilities in 2023 are mainly due to the sale and leaseback transaction (for further information please refer to 20. Leases)